Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets, operating loss carryforwards	$ 7,552,533	$ 7,327,107
Deferred tax assets, operating loss carryforwards, foreign	23,100,000	21,800,000
Deferred tax assets, operating loss carryforwards, domestic	$ 15,400,000	$ 19,600,000
Operating loss carryforwards, expiration dates	Federal and California NOL’s have begun to expire and fully expire in 2033 and 2023, respectively